T. ROWE PRICE Spectrum Conservative Allocation Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.3%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 7.164%, 4/15/35 (1) 440,000 440
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  445,000 423
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  251,000 236
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  410,000 413
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 250,000 239
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 370,000 369
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 470,000 485
CarMax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  735,000 734
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  1,050,000 998
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  260,000 242
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  65,000 65
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 170,000 170
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 205,000 205
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M TSFR + 1.402%, 6.716%, 7/15/36 (1) 505,000 504
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 110,000 111

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 170,000 169
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 40,000 40
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 255,725 237
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.678%, 7/17/34 (1) 490,000 490
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 271,457 276
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 137,883 140
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.823%, 1/17/37 (1) 270,000 269
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 345,000 344
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 260,000 259
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  800,000 789
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  505,000 503
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  90,000 91
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  345,000 343
Ford Credit Auto Lease Trust
Series 2024-A, Class A4
5.05%, 6/15/27  110,000 110
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  200,000 199
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 900,000 895

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 587,450 569
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 234,000 197
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 104,000 101
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 330,000 316
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 130,000 132
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 102
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A4
5.07%, 2/15/28 (1) 135,000 134
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.856%, 4/22/37 (1) 450,000 450
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29 (1) 140,000 139
Madison Park Funding LXI
Series 2023-61A, Class A, CLO, FRN
3M TSFR + 1.73%, 7.037%, 1/20/37 (1) 325,000 325
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.604%, 10/15/32 (1) 435,000 435
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.096%, 10/18/33 (1) 410,000 412
Mill City Mortgage Loan Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 7/25/59 (1) 28 —
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 135,000 124
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 585,000 582

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 615,190 605
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 508,250 520
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 109,250 112
Navient Private Education Loan Trust
Series 2018-BA, Class A2A
3.61%, 12/15/59 (1) 127,137 124
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 450,000 373
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M TSFR + 1.392%, 6.701%, 10/19/31 (1) 464,277 464
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.708%, 7/17/35 (1) 370,000 370
Nissan Auto Lease Trust
Series 2024-A, Class A4
4.97%, 9/15/28  145,000 144
Oaktree
Series 2022-2A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.864%, 7/15/33 (1) 610,000 609
OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M TSFR + 1.382%, 6.699%, 7/20/29 (1) 420,032 421
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 7.229%, 7/20/29 (1) 475,000 475
Octagon Investment Partners 49
Series 2020-5A, Class AR, CLO, FRN
3M TSFR + 1.52%, 6.811%, 4/15/37 (1) 650,000 650
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 94,755 95
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 140,000 141
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 101
Octane Receivables Trust
Series 2023-3A, Class D
7.58%, 9/20/29 (1) 100,000 101

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 245,000 245
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.957%, 11/15/36 (1) 400,000 402
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 120,000 120
Progress Residential Trust
Series 2020-SFR3, Class B
1.495%, 10/17/27 (1) 100,000 93
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 4/15/37 (1)(2) 595,000 595
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 43,725 43
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 250,000 250
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  285,000 270
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  385,000 380
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  850,000 843
Santander Drive Auto Receivables Trust
Series 2024-1, Class A3
5.25%, 4/17/28  175,000 175
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 590,000 583
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 160,000 160
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 150,000 150
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 505,478 445
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 115,000 114

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 60,000 60
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 468,228 436
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 7.168%, 4/22/35 (1) 380,000 377
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 222,692 224
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  250,000 247
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M TSFR + 1.322%, 6.639%, 10/20/29 (1) 146,259 146
Total Asset-Backed Securities (Cost $26,969) 26,570
BOND MUTUAL FUNDS 25.3%
T. Rowe Price Dynamic Global Bond Fund - I Class, 4.47% (3)(4) 14,892,331 115,267
T. Rowe Price Inflation Protected Bond Fund - I Class, 0.58% (3)(4) 723 8
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.25% (3)(4) 16,826,068 111,220
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
8.58% (3)(4) 4,105,854 38,882
T. Rowe Price Institutional High Yield Fund - Institutional Class,
7.24% (3)(4) 12,916,292 100,101
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.19% (3)(4) 13,713,108 115,190
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 0.58% (3)(4) 971,150 4,477
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.44% (3)(4) 5,291,858 39,636
Total Bond Mutual Funds (Cost $605,782) 524,781
COMMON STOCKS 35.7%
COMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 0.2%
KT (KRW)  27,995 821
Nippon Telegraph & Telephone (JPY)  2,089,800 2,542
3,363

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Entertainment 0.3%
Electronic Arts  6,600 921
Liberty Media Corp-Liberty Live, Class C (5) 8,449 336
Netflix (5) 8,272 4,987
Sea, ADR (5) 6,668 324
6,568
Interactive Media & Services 1.4%
Alphabet, Class A (5) 15,351 2,125
Alphabet, Class C (5) 99,238 13,871
LY (JPY)  161,100 445
Meta Platforms, Class A  22,918 11,233
NAVER (KRW)  3,956 581
Tencent Holdings (HKD)  8,300 291
Vimeo (5) 36,898 177
28,723
Media 0.1%
CyberAgent (JPY)  82,800 581
WPP (GBP)  125,461 1,123
1,704
Wireless Telecommunication Services 0.3%
T-Mobile U.S.  29,260 4,778
Vodafone Group, ADR  68,305 611
5,389
Total Communication Services 45,747
CONSUMER DISCRETIONARY 3.7%
Automobile Components 0.2%
Autoliv , SDR (SEK)  10,262 1,192
Denso (JPY)  79,200 1,457
Dowlais Group (GBP)  251,872 289
Magna International  19,269 1,062
Stanley Electric (JPY)  22,500 386
4,386
Automobiles 0.3%
Honda Motor (JPY)  39,600 470
Suzuki Motor (JPY)  18,300 806
Tesla (5) 13,876 2,801
Toyota Motor (JPY)  114,500 2,758
6,835
Broadline Retail 1.1%
Alibaba Group Holding, ADR  3,242 240
Amazon.com (5) 119,768 21,170
Etsy (5) 2,000 143

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kohl's  4,927 137
Next (GBP)  10,861 1,142
Ollie's Bargain Outlet Holdings (5) 3,516 282
Savers Value Village (5) 4,420 90
23,204
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions (5) 4,467 513
Duolingo  (5) 1,455 348
Rover Group, Acquisition Date: 8/2/21, Cost $— (5)(6) 6,383 1
Service Corp International  8,766 641
Strategic Education  3,970 440
1,943
Hotels, Restaurants & Leisure 0.9%
Airbnb, Class A (5) 7,879 1,241
Amadeus IT Group (EUR)  14,793 875
BJ's Restaurants (5) 7,566 265
Booking Holdings (5) 1,309 4,541
Cava Group (5) 10,427 609
Chipotle Mexican Grill (5) 593 1,594
Chuy's Holdings (5) 4,581 155
Compass Group (GBP)  65,450 1,796
DoorDash , Class A (5) 3,876 483
Dutch Bros, Class A (5) 8,602 250
Hilton Worldwide Holdings  9,382 1,917
Jack in the Box  1,743 127
McDonald's  8,244 2,409
Norwegian Cruise Line Holdings (5) 31,286 607
Papa John's International  7,989 574
Red Rock Resorts, Class A  4,426 257
Wyndham Hotels & Resorts  3,382 259
17,959
Household Durables 0.2%
Installed Building Products  1,036 248
Panasonic Holdings (JPY)  99,700 942
Persimmon (GBP)  35,719 616
Skyline Champion (5) 4,958 415
Sony Group (JPY)  17,300 1,490
3,711
Specialty Retail 0.7%
AutoZone (5) 343 1,031
Burlington Stores (5) 2,603 534
Caleres 6,794 262
Carvana  (5) 9,159 695
Five Below (5) 1,061 213

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Floor & Decor Holdings, Class A (5) 935 113
Home Depot  5,459 2,078
Kingfisher (GBP)  408,171 1,211
Monro 7,345 247
O'Reilly Automotive (5) 1,243 1,352
RH (5) 905 248
Ross Stores  6,598 983
TJX  7,003 694
Tractor Supply  8,238 2,095
Ulta Beauty (5) 4,652 2,552
Warby Parker, Class A (5) 15,015 191
14,499
Textiles, Apparel & Luxury Goods 0.2%
Cie Financiere Richemont , Class A (CHF)  5,096 811
Kering (EUR)  2,091 963
Lululemon Athletica  (5) 1,449 677
Moncler (EUR)  15,737 1,135
NIKE, Class B  3,546 369
Samsonite International (HKD) (5) 165,000 575
Skechers USA, Class A (5) 3,896 241
4,771
Total Consumer Discretionary 77,308
CONSUMER STAPLES 2.2%
Beverages 0.4%
Boston Beer, Class A (5) 1,220 376
Coca-Cola  51,686 3,102
Coca-Cola Consolidated  7 6
Diageo (GBP)  37,175 1,393
Heineken (EUR)  14,321 1,323
Keurig Dr Pepper  33,007 987
Kirin Holdings (JPY)  31,000 431
7,618
Consumer Staples Distribution & Retail 0.4%
Dollar General  6,724 977
Seven & i Holdings (JPY) (7) 99,900 1,489
Target  7,988 1,222
Walmart  65,201 3,821
Welcia Holdings (JPY) (7) 13,000 245
7,754
Food Products 0.6%
Barry Callebaut (CHF)  402 565
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $100 (5)(6)(8) 5,395 28

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mondelez International, Class A  66,999 4,896
Nestle (CHF)  42,388 4,396
Post Holdings (5) 3,479 362
Simply Good Foods (5) 4,604 163
Utz Brands  13,994 248
Wilmar International (SGD)  357,800 884
11,542
Household Products 0.4%
Colgate-Palmolive  48,143 4,165
Procter & Gamble  29,039 4,616
8,781
Personal Care Products 0.4%
BellRing Brands (5) 10,440 595
Kenvue 183,268 3,482
L'Oreal (EUR)  3,412 1,630
Unilever (GBP)  62,957 3,074
8,781
Total Consumer Staples 44,476
ENERGY 1.8%
Energy Equipment & Services 0.5%
ChampionX 12,804 398
Expro Group Holdings (5) 10,166 182
Halliburton  133,151 4,669
Liberty Energy  14,890 318
NOV  10,346 175
Schlumberger  93,215 4,505
TechnipFMC 14,238 309
Weatherford International (5) 3,362 345
10,901
Oil, Gas & Consumable Fuels 1.3%
Antero Resources (5) 10,933 281
Chesapeake Energy  4,209 348
Chevron  4,186 636
ConocoPhillips  26,085 2,936
Diamondback Energy  17,464 3,187
DT Midstream  4,283 247
EQT  102,675 3,814
Equinor (NOK)  75,334 1,856
Exxon Mobil  17,257 1,804
Kimbell Royalty Partners  8,080 127
Kinder Morgan  29,884 520
Magnolia Oil & Gas, Class A  15,483 351
Matador Resources  3,333 210

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Phillips 66  3,400 485
Pioneer Natural Resources  1,400 329
Range Resources  80,126 2,534
Shell, ADR  25,906 1,628
SM Energy  3,553 155
Southwestern Energy (5) 73,476 512
TotalEnergies (EUR)  41,533 2,647
Viper Energy  5,000 181
Williams  35,243 1,267
26,055
Total Energy 36,956
FINANCIALS 6.0%
Banks 1.9%
ANZ Group Holdings (AUD)  41,279 765
Bank of America  146,602 5,061
BankUnited 4,161 112
Blue Foundry Bancorp (5) 5,179 49
BNP Paribas (EUR)  15,485 929
Cadence Bank  11,204 310
Capitol Federal Financial  24,125 140
Citigroup  25,500 1,415
Columbia Banking System  12,580 228
CRB Group, Acquisition Date: 4/14/22, Cost $21 (5)(6)(8) 199 14
CrossFirst Bankshares  (5) 9,828 126
DBS Group Holdings (SGD)  32,467 805
Dime Community Bancshares  6,283 118
DNB Bank (NOK)  101,839 2,039
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $24 (5)(6)(8) 2,412 42
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $12 (5)(6)(8) 1,185 21
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (5)(6)(8) 360 3
East West Bancorp  11,762 857
Eastern Bankshares 12,745 165
Equity Bancshares, Class A  4,737 151
Erste Group Bank (EUR)  2,105 84
FB Financial  7,367 263
First Bancshares  6,635 165
Five Star Bancorp  5,315 126
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $41 (5)(6)(8) 4,129 12
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (5)(6)(8) 803 —
HarborOne Bancorp  6,147 63

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HDFC Bank (INR)  51,184 867
Heritage Commerce  6,057 50
Home BancShares 8,009 188
ING Groep (EUR)  154,940 2,132
Intesa Sanpaolo (EUR)  295,029 939
JPMorgan Chase  45,207 8,411
Kearny Financial  10,400 66
Live Oak Bancshares  8,400 334
Mitsubishi UFJ Financial Group (JPY)  140,900 1,447
National Bank of Canada (CAD)  22,114 1,726
Origin Bancorp  6,859 205
Pacific Premier Bancorp  7,034 161
Pinnacle Financial Partners  4,591 380
PNC Financial Services Group  4,428 652
Popular  2,589 217
Prosperity Bancshares  3,495 218
SouthState 5,074 426
Standard Chartered (GBP)  81,406 688
Sumitomo Mitsui Trust Holdings (JPY)  25,378 514
Svenska Handelsbanken , Class A (SEK)  120,551 1,442
Texas Capital Bancshares (5) 3,411 200
United Overseas Bank (SGD)  61,500 1,280
Veritex Holdings  6,855 135
Wells Fargo  34,490 1,917
Western Alliance Bancorp  4,412 255
38,913
Capital Markets 0.8%
Bridgepoint Group (GBP)  138,598 453
Brookfield (CAD)  25,409 1,049
Cboe Global Markets  8,943 1,717
Charles Schwab  31,810 2,124
CME Group  5,006 1,103
Goldman Sachs Group  7,992 3,109
Julius Baer Group (CHF)  17,958 962
LPL Financial Holdings  6,181 1,656
Macquarie Group (AUD)  6,819 866
Morgan Stanley  7,395 636
MSCI  274 154
Onex (CAD)  3,130 233
P10, Class A  19,081 177
S&P Global  1,762 755
StepStone Group, Class A  7,025 244
Stifel Financial  2,100 159
TMX Group (CAD)  10,786 283

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
XP, Class A  18,158 429
16,109
Consumer Finance 0.1%
American Express  11,268 2,472
Encore Capital Group (5) 3,804 183
PRA Group (5) 3,823 98
2,753
Financial Services 1.5%
Adyen (EUR) (5) 529 837
ANT Group, Acquisition Date: 8/14/23, Cost $174 (5)(6)(8) 174,121 176
Berkshire Hathaway, Class B (5) 14,827 6,070
Challenger (AUD)  64,517 283
Corebridge Financial  21,419 532
Fiserv (5) 29,733 4,438
FleetCor Technologies (5) 2,377 664
Global Payments  9,336 1,211
Mastercard , Class A  8,801 4,178
Mitsubishi HC Capital (JPY)  80,000 553
PennyMac Financial Services  7,338 623
Toast, Class A (5) 10,316 237
Visa, Class A  37,861 10,701
30,503
Insurance 1.7%
AIA Group (HKD)  156,600 1,262
Allstate  18,460 2,945
Assurant  2,939 533
AXA (EUR)  79,039 2,814
Axis Capital Holdings  5,714 357
Chubb  9,128 2,297
Definity Financial (CAD)  14,003 473
First American Financial  5,577 326
Hanover Insurance Group  3,026 398
Hartford Financial Services Group  6,423 616
Mandatum (EUR) (5) 31,278 137
Marsh & McLennan  11,908 2,409
MetLife  49,554 3,456
Munich Re (EUR)  6,492 3,022
Ping An Insurance Group, Class H (HKD)  53,500 238
Progressive  16,252 3,081
RLI  1,300 190
Sampo , Class A (EUR)  31,673 1,417
Selective Insurance Group  6,874 718
Storebrand (NOK)  106,815 955
Sun Life Financial (CAD) (7) 25,655 1,363

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tokio Marine Holdings (JPY)  60,300 1,762
Travelers  13,129 2,901
White Mountains Insurance Group  155 274
Zurich Insurance Group (CHF)  3,272 1,741
35,685
Total Financials 123,963
HEALTH CARE 4.7%
Biotechnology 0.4%
AbbVie  4,274 752
Agios Pharmaceuticals (5) 3,164 102
Amgen  1,722 472
Apellis Pharmaceuticals (5) 3,526 219
Arcellx  (5) 2,941 194
Argenx , ADR (5) 2,658 1,010
Arrowhead Pharmaceuticals (5) 3,400 109
Ascendis Pharma, ADR (5) 2,540 375
Avid Bioservices  (5) 17,134 132
Biohaven  (5) 2,067 99
Black Diamond Therapeutics (5) 8,855 46
Blueprint Medicines (5) 2,522 236
Bridgebio Pharma (5) 3,664 125
Cabaletta Bio (5) 4,594 105
CG oncology (5) 1,612 72
Crinetics Pharmaceuticals (5) 5,847 239
CRISPR Therapeutics (5) 1,345 113
Cytokinetics (5) 6,543 473
Fusion Pharmaceuticals (5) 6,200 74
Genmab (DKK) (5) 2,105 585
HilleVax  (5) 5,101 93
Immatics  (5) 9,197 115
Immunocore Holdings, ADR (5) 1,292 87
Insmed  (5) 9,056 251
Ionis Pharmaceuticals (5) 5,567 252
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $1 (5)(6) 100 —
MacroGenics  (5) 6,024 108
MoonLake Immunotherapeutics  (5) 2,912 140
Prime Medicine (5) 5,544 48
Sana Biotechnology (5) 8,488 85
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (5)(6) 740 7
Syndax Pharmaceuticals (5) 3,699 87
Tango Therapeutics (5) 7,172 80
Vaxcyte  (5) 5,083 375
Vertex Pharmaceuticals (5) 3,243 1,364
Verve Therapeutics (5) 7,859 134

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Xenon Pharmaceuticals (5) 2,534 120
Zentalis Pharmaceuticals (5) 6,112 91
8,969
Health Care Equipment & Supplies 0.7%
Alcon (CHF)  9,206 785
Align Technology (5) 320 97
Elekta , Class B (SEK) (7) 74,055 536
EssilorLuxottica (EUR)  5,275 1,120
GE HealthCare Technologies  19,124 1,746
Haemonetics  (5) 3,242 236
Hologic  (5) 5,591 413
Intuitive Surgical (5) 6,343 2,446
Koninklijke Philips (EUR) (5) 44,967 906
Masimo  (5) 4,103 527
Medtronic  10,831 903
Neogen  (5) 16,799 289
Outset Medical (5) 11,252 35
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $114 (5)(6)(8) 30,352 12
Penumbra (5) 241 57
PROCEPT BioRobotics  (5) 8,758 423
QuidelOrtho  (5) 5,851 267
RxSight  (5) 2,139 117
Siemens Healthineers (EUR)  25,985 1,559
STERIS  4,773 1,112
Stryker  2,699 942
Teleflex  741 165
14,693
Health Care Providers & Services 1.4%
Alignment Healthcare (5) 23,014 138
Cencora 21,051 4,960
Cigna Group  3,800 1,277
Elevance Health  14,370 7,203
Fresenius (EUR)  28,512 798
HCA Healthcare  4,950 1,543
Humana  1,924 674
Molina Healthcare (5) 5,694 2,243
NeoGenomics  (5) 23,712 370
Privia Health Group (5) 16,131 360
Tenet Healthcare (5) 11,930 1,110
U.S. Physical Therapy  2,338 248
UnitedHealth Group  18,039 8,904
29,828
Health Care Technology 0.0%
Certara  (5) 11,518 194

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Veeva Systems, Class A (5) 1,572 355
549
Life Sciences Tools & Services 0.6%
10X Genomics, Class A (5) 6,621 309
Agilent Technologies  11,074 1,521
Azenta  (5) 1,109 72
Bruker  6,560 568
Danaher  9,177 2,323
Evotec (EUR) (5) 22,115 326
Pacific Biosciences of California (5) 30,096 166
Repligen  (5) 1,121 218
Sotera Health (5) 14,445 217
Thermo Fisher Scientific  12,019 6,853
12,573
Pharmaceuticals 1.6%
Astellas Pharma (JPY)  120,400 1,316
AstraZeneca, ADR  77,250 4,956
Bayer (EUR)  22,730 687
Bristol-Myers Squibb  4,000 203
Elanco Animal Health (5) 15,894 253
Eli Lilly  10,467 7,889
EyePoint Pharmaceuticals (5) 2,850 77
GSK, ADR  14,807 620
Johnson & Johnson  14,116 2,278
Merck  32,817 4,173
Novartis (CHF)  25,123 2,535
Novo Nordisk, Class B (DKK)  23,803 2,841
Otsuka Holdings (JPY)  11,700 475
Roche Holding (CHF)  8,511 2,225
Sanofi (EUR)  25,954 2,474
Structure Therapeutics, ADR (5) 2,961 120
Zoetis  4,206 834
33,956
Total Health Care 100,568
INDUSTRIALS & BUSINESS SERVICES 4.1%
Aerospace & Defense 0.4%
Cadre Holdings  3,128 112
General Dynamics  13,268 3,626
L3Harris Technologies  6,951 1,471
Leonardo DRS (5) 10,864 247
Melrose Industries (GBP)  171,314 1,376
Safran (EUR)  7,562 1,586
TransDigm Group  373 439
8,857

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Building Products 0.1%
AAON  3,543 298
AZZ  8,551 622
Carrier Global  19,825 1,102
CSW Industrials  1,539 355
Zurn Elkay Water Solutions  8,697 276
2,653
Commercial Services & Supplies 0.2%
Casella Waste Systems, Class A (5) 4,065 366
Cintas  469 295
Element Fleet Management (CAD)  91,385 1,525
Rentokil Initial (GBP)  58,960 328
Stericycle (5) 5,385 293
Tetra Tech  1,401 249
Veralto 7,524 650
VSE  3,562 264
3,970
Construction & Engineering 0.1%
API Group (5) 2,300 81
Arcosa 2,399 199
WillScot Mobile Mini Holdings (5) 5,818 278
Worley (AUD)  86,520 942
1,500
Electrical Equipment 0.5%
ABB (CHF)  45,045 2,078
AMETEK  18,558 3,344
Legrand (EUR)  14,024 1,420
Mitsubishi Electric (JPY)  104,400 1,663
Prysmian (EUR)  29,632 1,479
Rockwell Automation  1,273 363
Thermon Group Holdings (5) 9,154 250
10,597
Ground Transportation 0.6%
Central Japan Railway (JPY)  23,500 591
CSX  132,990 5,046
Landstar System  1,237 235
Norfolk Southern  4,509 1,142
Old Dominion Freight Line  4,668 2,066
Saia (5) 1,258 724
Union Pacific  7,955 2,018
11,822
Industrial Conglomerates 0.7%
DCC (GBP)  11,578 823

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
General Electric  24,533 3,849
Honeywell International  10,519 2,090
Roper Technologies  1,955 1,065
Siemens (EUR)  31,072 6,151
13,978
Machinery 0.9%
ATS (5) 1,879 71
Caterpillar  206 69
Crane  2,062 251
Cummins  14,677 3,942
Deere  1,519 554
Dover  3,338 552
Enerpac Tool Group  8,874 299
Enpro 1,789 279
Esab 3,031 300
ESCO Technologies  2,184 222
Federal Signal  7,650 627
Graco 3,924 358
Helios Technologies  2,067 91
IDEX  9,873 2,329
Ingersoll Rand  6,306 576
John Bean Technologies  3,130 318
KION Group (EUR)  14,439 729
Marel (ISK)  11,616 40
Mueller Water Products, Class A  19,207 299
RBC Bearings (5) 2,155 588
Sandvik (SEK)  52,564 1,184
SMC (JPY)  900 543
Spirax-Sarco Engineering (GBP)  1,658 216
SPX Technologies (5) 5,227 613
THK (JPY)  22,000 485
Toro  2,368 219
Westinghouse Air Brake Technologies  25,508 3,604
19,358
Passenger Airlines 0.0%
Allegiant Travel  477 35
35
Professional Services 0.3%
ASGN (5) 1,402 139
Booz Allen Hamilton Holding  11,357 1,678
Broadridge Financial Solutions  6,594 1,342
Checkr , Acquisition Date: 6/29/18 - 12/2/19, Cost $36 (5)(6)(8) 4,755 21
Clarivate  (5) 23,877 171
Legalzoom.com (5) 11,644 144

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NV5 Global (5) 1,448 147
Parsons (5) 7,357 593
Paycor HCM (5) 16,263 344
Recruit Holdings (JPY)  26,900 1,085
TechnoPro Holdings (JPY)  30,700 615
Teleperformance (EUR)  4,208 523
6,802
Trading Companies & Distributors 0.3%
Ashtead Group (GBP)  20,311 1,461
Beacon Roofing Supply (5) 4,730 406
Bunzl (GBP)  20,402 813
Ferguson  2,400 508
Mitsubishi (JPY)  59,400 1,274
MSC Industrial Direct, Class A  1,806 182
Rush Enterprises, Class A  4,820 235
SiteOne Landscape Supply (5) 3,274 552
Sumitomo (JPY)  51,200 1,202
Transcat  (5) 581 61
6,694
Total Industrials & Business Services 86,266
INFORMATION TECHNOLOGY 8.3%
Communications Equipment 0.1%
Telefonaktiebolaget LM Ericsson, Class B (SEK)  179,780 976
976
Electronic Equipment, Instruments & Components 0.6%
Amphenol, Class A  27,681 3,024
Cognex 2,967 117
CTS  5,708 254
Hamamatsu Photonics (JPY)  16,700 601
Keysight Technologies (5) 4,400 679
Largan Precision (TWD)  4,000 328
Littelfuse 976 233
Mirion Technologies (5) 39,822 390
Murata Manufacturing (JPY)  48,100 969
Napco Security Technologies  5,643 254
Novanta  (5) 1,779 308
Omron (JPY)  9,100 338
PAR Technology (5) 14,032 615
TE Connectivity  23,268 3,340
Teledyne Technologies (5) 1,330 568
Vontier 5,577 240
12,258

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services 0.3%
Accenture, Class A  4,052 1,519
MongoDB (5) 2,013 901
NTT Data Group (JPY)  113,100 1,842
ServiceTitan , Acquisition Date: 11/9/18 - 5/4/21, Cost $9 (5)(6)(8) 198 14
Shopify, Class A (5) 12,012 917
Snowflake, Class A (5) 1,584 298
Themis Solutions, Acquisition Date: 4/14/21, Cost $22 (5)(6)(8) 960 19
5,510
Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices (5) 6,776 1,305
Allegro MicroSystems  (5) 6,567 207
Analog Devices  15,622 2,997
Applied Materials  20,503 4,134
ASML Holding (EUR)  4,287 4,068
ASML Holding  2,187 2,081
Broadcom  2,242 2,916
Entegris 4,469 600
Intel  28,608 1,232
KLA  3,536 2,413
Lam Research  1,750 1,642
Lattice Semiconductor (5) 8,176 626
MACOM Technology Solutions Holdings (5) 4,755 420
Micron Technology  42,072 3,812
Monolithic Power Systems  1,354 975
NVIDIA  28,921 22,880
NXP Semiconductors  22,402 5,594
Onto Innovation (5) 3,849 709
QUALCOMM  22,686 3,580
Renesas Electronics (JPY)  40,800 674
Taiwan Semiconductor Manufacturing (TWD)  173,719 3,807
Taiwan Semiconductor Manufacturing, ADR  4,690 603
Texas Instruments  15,771 2,639
Tokyo Electron (JPY)  7,300 1,811
71,725
Software 2.7%
Adobe (5) 1,663 932
Agilysys  (5) 2,259 176
Altair Engineering, Class A (5) 3,835 326
Amplitude, Class A (5) 22,690 269
Appfolio , Class A (5) 650 157
Atlassian , Class A (5) 2,286 474
BILL Holdings (5) 3,906 247
Braze, Class A (5) 1,938 110

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cadence Design Systems (5) 4,603 1,401
Canva , Acquisition Date: 8/16/21 - 12/17/21, Cost $283 (5)(6)(8) 166 177
CCC Intelligent Solutions Holdings (5) 14,501 170
Confluent, Class A (5) 6,871 233
Crowdstrike Holdings, Class A (5) 1,261 409
Datadog , Class A (5) 2,363 311
Descartes Systems Group (5) 6,002 520
DoubleVerify Holdings (5) 14,187 438
Envestnet  (5) 4,657 240
Five9 (5) 2,882 176
Fortinet (5) 19,694 1,361
Gusto, Acquisition Date: 10/4/21, Cost $90 (5)(6)(8) 3,136 48
Intapp  (5) 8,118 319
Intuit  2,733 1,812
Manhattan Associates (5) 921 233
Microsoft  88,785 36,725
Salesforce (5) 2,629 812
SAP (EUR)  13,322 2,496
ServiceNow  (5) 4,930 3,803
Socure , Acquisition Date: 12/22/21, Cost $16 (5)(6)(8) 1,018 6
Synopsys (5) 3,386 1,943
Varonis Systems (5) 3,100 158
Workiva  (5) 4,556 392
56,874
Technology Hardware, Storage & Peripherals 1.1%
Apple  112,776 20,384
Samsung Electronics (KRW)  40,338 2,227
22,611
Total Information Technology 169,954
MATERIALS 1.3%
Chemicals 0.6%
Air Liquide (EUR)  8,206 1,668
Akzo Nobel (EUR)  12,101 882
Asahi Kasei (JPY)  84,900 591
BASF (EUR)  15,511 790
Covestro (EUR) (5) 16,247 884
Element Solutions  34,373 808
HB Fuller  3,558 283
Johnson Matthey (GBP)  29,178 569
Linde  9,281 4,165
Mosaic  11,800 368
Nutrien 6,775 354
Quaker Chemical  1,035 207
Sherwin-Williams  2,169 720

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Umicore (EUR)  25,121 526
12,815
Construction Materials 0.1%
Martin Marietta Materials  1,762 1,018
1,018
Containers & Packaging 0.0%
Amcor, CDI (AUD)  33,108 295
Sealed Air  6,500 227
522
Metals & Mining 0.5%
Antofagasta (GBP)  49,162 1,130
BHP Group (AUD)  26,681 765
BHP Group (GBP)  36,622 1,051
Constellium  (5) 24,051 466
ERO Copper (CAD) (5)(7) 15,385 262
Franco-Nevada  5,300 556
Freeport-McMoRan  34,409 1,301
IGO (AUD)  96,719 499
Pilbara Minerals (AUD)  317,460 867
Royal Gold  2,121 218
South32 (AUD)  253,263 485
Southern Copper  19,008 1,537
Wheaton Precious Metals  15,501 638
9,775
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  64,323 813
West Fraser Timber (CAD)  2,973 239
1,052
Total Materials 25,182
REAL ESTATE 0.6%
Health Care Real Estate Investment Trusts 0.0%
Healthcare Realty Trust, REIT  13,327 184
184
Industrial Real Estate Investment Trusts 0.1%
EastGroup Properties, REIT  3,681 647
Prologis, REIT  6,207 827
Rexford Industrial Realty, REIT  7,620 388
Terreno Realty, REIT  3,525 226
2,088
Office Real Estate Investment Trusts 0.0%
Great Portland Estates (GBP)  72,039 329
329

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Real Estate Management & Development 0.1%
Colliers International Group  2,425 282
DigitalBridge Group  20,540 377
FirstService 3,845 634
Mitsui Fudosan (JPY)  59,300 1,610
2,903
Residential Real Estate Investment Trusts 0.1%
Equity LifeStyle Properties, REIT  12,623 850
Flagship Communities REIT  5,144 81
Independence Realty Trust, REIT  21,497 315
1,246
Retail Real Estate Investment Trusts 0.1%
Scentre Group (AUD)  485,772 983
983
Specialized Real Estate Investment Trusts 0.2%
CubeSmart , REIT  9,783 427
Public Storage, REIT  9,573 2,717
Weyerhaeuser, REIT  37,119 1,276
4,420
Total Real Estate 12,153
UTILITIES 0.6%
Electric Utilities 0.4%
Constellation Energy  32,290 5,439
IDACORP  4,123 363
MGE Energy  1,912 121
NextEra Energy  27,406 1,513
OGE Energy  7,467 246
PNM Resources  8,937 326
Southern  2,367 159
8,167
Gas Utilities 0.0%
Beijing Enterprises Holdings (HKD)  83,000 312
Chesapeake Utilities  4,878 498
ONE Gas  552 33
843
Independent Power & Renewable Electricity Producers 0.0%
Electric Power Development (JPY)  42,000 690
690
Multi-Utilities 0.2%
Ameren  18,746 1,335
Engie (EUR)  126,527 2,030

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Grid (GBP)  103,512 1,354
4,719
Water Utilities 0.0%
California Water Service Group  6,178 283
Middlesex Water  1,510 77
360
Total Utilities 14,779
Total Miscellaneous Common Stocks  0.1% (9) 1,891
Total Common Stocks (Cost $410,177) 739,243
CONVERTIBLE PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Specialty Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $85 (5)(6)(8) 14,624 15
Total Consumer Discretionary 15
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $— (5)(6)(8) 14 —
Total Consumer Staples —
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $73 (5)(6)
(8) 699 51
Total Financials 51
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $41 (5)(6)(8) 14,745 54
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $63 (5)(6)(8) 7,833 28
82
Health Care Equipment & Supplies 0.0%
Kardium , Series D-6, Acquisition Date: 1/8/21, Cost $45 (5)(6)(8) 44,249 38
38
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $84 (5)(6)(8) 34,928 41
41

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services 0.0%
Cleerly , Series C, Acquisition Date: 7/8/22, Cost $41 (5)(6)(8) 3,497 32
Inscripta , Series E, Acquisition Date: 3/30/21, Cost $46 (5)(6)(8) 5,249 15
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $61 (5)(6)(8) 4,451 270
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $92 (5)(6)(8) 2,075 126
443
Total Health Care 604
INDUSTRIALS & BUSINESS SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $47 (5)(6)(8) 1,042 36
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $93 (5)(6)(8) 16,618 81
117
Air Freight & Logistics 0.0%
Flexe , Series C, Acquisition Date: 11/18/20, Cost $44 (5)(6)(8) 3,599 23
Flexe , Series D, Acquisition Date: 4/7/22, Cost $24 (5)(6)(8) 1,206 8
31
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $46 (5)(6)(8) 2,189 6
6
Professional Services 0.0%
Checkr , Series C, Acquisition Date: 4/10/18, Cost $32 (5)(6)(8) 6,984 30
Checkr , Series D, Acquisition Date: 9/6/19, Cost $99 (5)(6)(8) 9,798 43
73
Total Industrials & Business Services 227
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $36 (5)(6)(8) 2,473 18
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $15 (5)(6)(8) 777 6
ServiceTitan , Series A-1, Acquisition Date: 11/9/18, Cost $— (5)
(6)(8) 3 —
ServiceTitan , Series D, Acquisition Date: 11/9/18, Cost $40 (5)(6)
(8) 1,534 112
ServiceTitan , Series F, Acquisition Date: 3/25/21, Cost $8 (5)(6)(8) 75 6
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $5 (5)(6)(8) 220 4
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1 (5)(6)(8) 20 —
Themis Solutions, Series B, Acquisition Date: 4/14/21, Cost $— (5)
(6)(8) 20 —

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $61 (5)(6)(8) 2,730 53
199
Software 0.1%
Canva , Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17 (5)(6)(8) 10 11
Databricks , Series G, Acquisition Date: 2/1/21, Cost $94 (5)(6)(8) 1,581 116
Databricks , Series H, Acquisition Date: 8/31/21, Cost $261 (5)(6)
(8) 3,552 261
Databricks , Series I, Acquisition Date: 9/14/23, Cost $29 (5)(6)(8) 401 29
Gusto, Series E, Acquisition Date: 7/13/21, Cost $132 (5)(6)(8) 4,351 67
Nuro , Series C, Acquisition Date: 10/30/20 - 3/2/21, Cost $102 (5)
(6)(8) 7,799 32
Nuro , Series D, Acquisition Date: 10/29/21, Cost $44 (5)(6)(8) 2,102 9
SecurityScorecard , Series E, Acquisition Date: 3/5/21,
Cost $43 (5)(6)(8) 8,514 43
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $59 (5)(6)(8) 9,270 67
Seismic Software, Series F, Acquisition Date: 9/25/20, Cost $6 (5)
(6)(8) 705 5
Socure , Series A, Acquisition Date: 12/22/21, Cost $20 (5)(6)(8) 1,237 8
Socure , Series A-1, Acquisition Date: 12/22/21, Cost $16 (5)(6)(8) 1,015 6
Socure , Series B, Acquisition Date: 12/22/21, Cost $— (5)(6)(8) 18 —
Socure , Series E, Acquisition Date: 10/27/21, Cost $38 (5)(6)(8) 2,353 15
669
Total Information Technology 868
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $56 (5)(6)(8) 1,182 56
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $79 (5)(6)(8) 1,910 39
95
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22, Cost $48 (5)
(6)(8) 1,739 74
74
Total Materials 169
Total Convertible Preferred Stocks (Cost $2,226) 1,934
CORPORATE BONDS 5.6%
AbbVie, 3.20%, 11/21/29  905,000 829
AbbVie, 4.05%, 11/21/39  260,000 230
AbbVie, 4.25%, 11/21/49  380,000 328

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AbbVie, 4.50%, 5/14/35  527,000 503
AbbVie, 4.70%, 5/14/45  600,000 555
AbbVie, 4.875%, 11/14/48  650,000 615
AbbVie, 5.05%, 3/15/34  585,000 589
AbbVie, 5.35%, 3/15/44  115,000 116
AbbVie, 5.40%, 3/15/54  495,000 505
AbbVie, 5.50%, 3/15/64  285,000 290
AerCap Ireland Capital, 2.45%, 10/29/26  460,000 424
AerCap Ireland Capital, 3.30%, 1/30/32  680,000 574
AerCap Ireland Capital, 5.10%, 1/19/29  195,000 192
AES, 5.45%, 6/1/28  165,000 165
Alexandria Real Estate Equities, 3.95%, 1/15/27  455,000 438
Alexandria Real Estate Equities, 5.25%, 5/15/36  65,000 62
Ally Financial, 4.75%, 6/9/27  85,000 83
American Electric Power, 5.20%, 1/15/29  300,000 300
American Express, VR, 5.098%, 2/16/28 (10) 345,000 344
American Honda Finance, 5.65%, 11/15/28  350,000 360
American Tower, 5.25%, 7/15/28  85,000 85
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  600,000 615
Aon, 2.80%, 5/15/30  145,000 126
AT&T, 3.50%, 9/15/53  279,000 193
Athene Global Funding, 5.684%, 2/23/26 (1) 585,000 583
Autostrade per l'Italia , 2.00%, 1/15/30 (EUR)  435,000 416
Baltimore Gas & Electric, 5.40%, 6/1/53  200,000 197
Bank of America, VR, 1.898%, 7/23/31 (10) 2,235,000 1,813
Bank of America, VR, 3.559%, 4/23/27 (10) 1,115,000 1,068
Bank of America, VR, 4.271%, 7/23/29 (10) 875,000 843
Bank of America, VR, 5.819%, 9/15/29 (10) 616,000 627
Bank of New York Mellon, VR, 6.317%, 10/25/29 (10) 400,000 419
Bank of New York Mellon, VR, 6.474%, 10/25/34 (10) 460,000 498
Barclays, VR, 2.852%, 5/7/26 (10) 278,000 269
Barclays, VR, 5.501%, 8/9/28 (10) 225,000 224
Barclays, VR, 6.692%, 9/13/34 (10) 645,000 674
BAT Capital, 2.259%, 3/25/28  140,000 124
BAT Capital, 6.00%, 2/20/34  225,000 223
BAT Capital, 6.343%, 8/2/30  80,000 83
BAT Capital, 7.079%, 8/2/43  205,000 213
BAT Capital, 7.081%, 8/2/53  315,000 327
BAT International Finance, 1.668%, 3/25/26  80,000 74
Bayer U.S. Finance, 6.125%, 11/21/26 (1) 200,000 201
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 425,000 429
Bayer U.S. Finance II, 4.25%, 12/15/25 (1) 210,000 204
Becton Dickinson & Company, 2.823%, 5/20/30  250,000 219
Becton Dickinson & Company, 3.70%, 6/6/27  304,000 291
Bimbo Bakeries USA, 5.375%, 1/9/36 (1) 200,000 199
Bimbo Bakeries USA, 6.40%, 1/15/34 (1) 200,000 214

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BNP Paribas, VR, 5.497%, 5/20/30 (1)(10) 530,000 529
BNP Paribas, VR, 5.738%, 2/20/35 (1)(10) 525,000 522
Boardwalk Pipelines, 3.40%, 2/15/31  330,000 292
Boardwalk Pipelines, 4.45%, 7/15/27  95,000 92
Boardwalk Pipelines, 5.95%, 6/1/26  430,000 433
Boeing, 3.25%, 2/1/28  90,000 83
Boeing, 5.04%, 5/1/27  600,000 593
Booz Allen Hamilton, 5.95%, 8/4/33  180,000 185
Boston Gas, 6.119%, 7/20/53 (1) 145,000 146
Bristol-Myers Squibb, 5.10%, 2/22/31  215,000 216
Bristol-Myers Squibb, 5.20%, 2/22/34  450,000 453
Bristol-Myers Squibb, 5.55%, 2/22/54  185,000 187
Bristol-Myers Squibb, 5.65%, 2/22/64  245,000 249
Bristol-Myers Squibb, 6.25%, 11/15/53  282,000 314
Brixmor Operating Partnership, 4.05%, 7/1/30  192,000 177
Brixmor Operating Partnership, 4.125%, 5/15/29  1,053,000 986
Broadcom, 2.60%, 2/15/33 (1) 305,000 244
Broadcom, 3.419%, 4/15/33 (1) 421,000 358
Broadcom, 3.875%, 1/15/27  85,000 82
CaixaBank , VR, 6.208%, 1/18/29 (1)(10) 505,000 513
CaixaBank , VR, 6.684%, 9/13/27 (1)(10) 400,000 407
CaixaBank , VR, 6.84%, 9/13/34 (1)(10) 235,000 246
Capital One Financial, 3.65%, 5/11/27  965,000 919
Capital One Financial, 3.75%, 3/9/27  85,000 81
Capital One Financial, VR, 2.359%, 7/29/32 (10) 246,000 186
Capital One Financial, VR, 3.273%, 3/1/30 (10) 245,000 219
Capital One Financial, VR, 5.247%, 7/26/30 (10) 140,000 136
Capital One Financial, VR, 5.468%, 2/1/29 (10) 890,000 886
Capital One Financial, VR, 5.70%, 2/1/30 (10) 180,000 181
Capital One Financial, VR, 6.051%, 2/1/35 (10) 235,000 238
Capital One Financial, VR, 6.312%, 6/8/29 (10) 80,000 82
Capital One Financial, VR, 7.624%, 10/30/31 (10) 75,000 82
Carrier Global, 2.493%, 2/15/27  90,000 83
Carrier Global, 5.80%, 11/30/25  115,000 116
Carvana , 12.00%, 12/1/28, (12.00% PIK) (1)(11) 93,865 90
Carvana , 13.00%, 6/1/30, (13.00% PIK) (1)(11) 141,936 132
Carvana , 14.00%, 6/1/31, (14.00% PIK) (1)(11) 169,141 164
Celanese U.S. Holdings, 6.05%, 3/15/25  64,000 64
Celanese U.S. Holdings, 6.165%, 7/15/27  85,000 86
Centene , 2.50%, 3/1/31  505,000 414
Centene , 2.625%, 8/1/31  1,265,000 1,036
Centene , 4.25%, 12/15/27  85,000 81
Centene , 4.625%, 12/15/29  399,000 378
Charter Communications Operating, 3.75%, 2/15/28  225,000 207
Charter Communications Operating, 5.25%, 4/1/53  72,000 56
Charter Communications Operating, 6.484%, 10/23/45  110,000 101

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Charter Communications Operating, 6.65%, 2/1/34  500,000 500
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  220,000 219
Cheniere Energy, 4.625%, 10/15/28  170,000 163
Citigroup, 4.45%, 9/29/27  125,000 121
Citigroup, VR, 3.106%, 4/8/26 (10) 255,000 248
Citigroup, VR, 4.658%, 5/24/28 (10) 120,000 118
Citigroup, VR, 5.61%, 9/29/26 (10) 585,000 586
Citigroup, VR, 5.827%, 2/13/35 (10) 1,470,000 1,439
Citigroup, Series VAR, VR, 3.07%, 2/24/28 (10) 530,000 497
CNO Financial Group, 5.25%, 5/30/25  187,000 186
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 420,000 411
Comcast, 3.25%, 11/1/39  360,000 276
Continental Resources, 4.375%, 1/15/28  85,000 82
Corebridge Financial, 3.65%, 4/5/27  85,000 81
Corebridge Financial, 3.85%, 4/5/29  90,000 83
Corebridge Financial, 3.90%, 4/5/32  430,000 378
Corebridge Global Funding, 5.20%, 1/12/29 (1) 80,000 79
Crown Castle, 2.25%, 1/15/31  810,000 660
Crown Castle, 3.80%, 2/15/28  85,000 80
Crown Castle, 4.80%, 9/1/28  85,000 83
Crown Castle, 5.60%, 6/1/29  330,000 332
Crown Castle, 5.80%, 3/1/34  210,000 212
Crown Castle Towers, 3.663%, 5/15/25 (1) 695,000 678
CVS Health, 3.25%, 8/15/29  140,000 127
CVS Health, 4.30%, 3/25/28  90,000 87
CVS Health, 5.05%, 3/25/48  729,000 649
CVS Health, 5.625%, 2/21/53  440,000 427
CVS Health, 5.875%, 6/1/53  235,000 235
Daimler Truck Finance North America, 5.00%, 1/15/27 (1) 150,000 150
Daimler Truck Finance North America, 5.125%, 1/19/28 (1) 150,000 150
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 150,000 149
Danske Bank, VR, 3.244%, 12/20/25 (1)(10) 685,000 670
Danske Bank, VR, 3.773%, 3/28/25 (1)(10) 330,000 329
Danske Bank, VR, 5.705%, 3/1/30 (1)(10) 310,000 310
Deutsche Bank, VR, 3.961%, 11/26/25 (10) 290,000 285
Diamondback Energy, 6.25%, 3/15/53  205,000 217
Dollar General, 3.875%, 4/15/27  90,000 87
Dollar General, 5.45%, 7/5/33  420,000 418
DTE Energy, 4.875%, 6/1/28  80,000 79
DTE Energy, 5.10%, 3/1/29  585,000 578
Duke Energy, 5.00%, 8/15/52  620,000 553
Duke Energy, 6.10%, 9/15/53  580,000 601
Edison International, 4.95%, 4/15/25  30,000 30
Edison International, 6.95%, 11/15/29  75,000 80
Elevance Health, 5.125%, 2/15/53  220,000 209
Enbridge, 6.20%, 11/15/30  130,000 136

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Enbridge, 6.70%, 11/15/53  205,000 230
Enel Finance America, 7.10%, 10/14/27 (1) 200,000 210
Enel Finance International, 6.80%, 10/14/25 (1) 200,000 203
Energy Transfer, 2.90%, 5/15/25  175,000 170
Energy Transfer, 5.55%, 5/15/34  225,000 222
Energy Transfer, 5.95%, 5/15/54  150,000 146
Energy Transfer, 6.40%, 12/1/30  280,000 294
Energy Transfer, 6.55%, 12/1/33  135,000 143
Equitable Financial Life Global Funding, 1.00%, 1/9/26 (1) 405,000 372
Equitable Holdings, 4.35%, 4/20/28  1,230,000 1,184
Essex Portfolio, 3.625%, 5/1/27  270,000 256
Exelon, 5.15%, 3/15/28  80,000 80
Exelon, 5.45%, 3/15/34  220,000 219
Exelon, 5.60%, 3/15/53  685,000 668
Fifth Third Bancorp, 2.375%, 1/28/25  90,000 87
Fifth Third Bancorp, 2.55%, 5/5/27  50,000 46
Fifth Third Bancorp, 3.95%, 3/14/28  155,000 147
Fifth Third Bancorp, VR, 5.631%, 1/29/32 (10) 135,000 134
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (10) 310,000 318
Fiserv, 4.20%, 10/1/28  85,000 82
Ford Motor, 9.625%, 4/22/30  70,000 82
Ford Motor Credit, 5.80%, 3/5/27  200,000 199
Ford Motor Credit, 6.798%, 11/7/28  200,000 207
Ford Motor Credit, 7.122%, 11/7/33  200,000 213
Freeport-McMoRan, 4.375%, 8/1/28  169,000 161
Freeport-McMoRan, 5.00%, 9/1/27  40,000 39
General Motors Financial, 4.00%, 10/6/26  85,000 82
General Motors Financial, 5.40%, 5/8/27  345,000 345
General Motors Financial, 5.80%, 6/23/28  160,000 162
Georgia Power, 4.95%, 5/17/33  445,000 436
Georgia Power, 5.25%, 3/15/34  285,000 283
GLP Capital, 3.35%, 9/1/24  120,000 118
Goldman Sachs Group, VR, 1.542%, 9/10/27 (10) 515,000 469
Goldman Sachs Group, VR, 3.615%, 3/15/28 (10) 515,000 489
Goldman Sachs Group, VR, 3.691%, 6/5/28 (10) 170,000 162
Goldman Sachs Group, VR, 4.482%, 8/23/28 (10) 760,000 742
HCA, 2.375%, 7/15/31  185,000 150
HCA, 3.125%, 3/15/27  220,000 207
HCA, 3.375%, 3/15/29  85,000 77
HCA, 3.50%, 9/1/30  462,000 412
HCA, 4.50%, 2/15/27  85,000 83
HCA, 5.375%, 9/1/26  175,000 174
HCA, 5.875%, 2/15/26  165,000 166
Healthcare Realty Holdings, 2.05%, 3/15/31  190,000 145
Healthcare Realty Holdings, 3.625%, 1/15/28  575,000 526
HSBC Holdings, VR, 2.099%, 6/4/26 (10) 290,000 277

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HSBC Holdings, VR, 4.755%, 6/9/28 (10) 705,000 689
Humana, 4.875%, 4/1/30  332,000 327
Humana, 5.95%, 3/15/34  235,000 243
Huntington National Bank, VR, 5.699%, 11/18/25 (10) 250,000 248
Hyundai Capital America, 5.25%, 1/8/27 (1) 140,000 139
Hyundai Capital America, 5.40%, 1/8/31 (1) 80,000 80
Hyundai Capital America, 5.50%, 3/30/26 (1) 135,000 135
Hyundai Capital America, 6.50%, 1/16/29 (1) 170,000 178
Indiana Michigan Power, 5.625%, 4/1/53  35,000 35
ING Groep , VR, 6.114%, 9/11/34 (10) 230,000 238
Intercontinental Exchange, 4.35%, 6/15/29  475,000 461
Interpublic Group, 4.65%, 10/1/28  195,000 191
Invitation Homes Operating Partnership, 5.45%, 8/15/30  111,000 110
IQVIA, 6.25%, 2/1/29  340,000 350
Jackson Financial, 5.17%, 6/8/27  415,000 417
JPMorgan Chase, VR, 2.182%, 6/1/28 (10) 680,000 620
JPMorgan Chase, VR, 2.522%, 4/22/31 (10) 1,370,000 1,164
JPMorgan Chase, VR, 2.739%, 10/15/30 (10) 250,000 219
JPMorgan Chase, VR, 2.956%, 5/13/31 (10) 805,000 699
JPMorgan Chase, VR, 3.54%, 5/1/28 (10) 275,000 261
JPMorgan Chase, VR, 5.04%, 1/23/28 (10) 245,000 244
JPMorgan Chase, VR, 5.336%, 1/23/35 (10) 225,000 224
Las Vegas Sands, 3.50%, 8/18/26  210,000 198
Lowe's, 4.25%, 4/1/52  117,000 94
Lowe's, 5.625%, 4/15/53  200,000 198
Lowe's, 5.75%, 7/1/53  150,000 151
LSEGA Financing, 2.00%, 4/6/28 (1) 1,325,000 1,178
LSEGA Financing, 2.50%, 4/6/31 (1) 375,000 315
LSEGA Financing, 3.20%, 4/6/41 (1) 200,000 149
Marriott International, 5.00%, 10/15/27  331,000 329
Mars, 4.75%, 4/20/33 (1) 420,000 409
Marsh & McLennan, 2.25%, 11/15/30  185,000 156
Marsh & McLennan, 5.70%, 9/15/53  505,000 524
Mattel, 5.875%, 12/15/27 (1) 410,000 408
Meta Platforms, 5.60%, 5/15/53  580,000 601
Metropolitan Life Global Funding I, 5.15%, 3/28/33 (1) 240,000 237
Micron Technology, 4.185%, 2/15/27  125,000 121
Micron Technology, 5.30%, 1/15/31  270,000 267
Micron Technology, 5.327%, 2/6/29  226,000 225
Micron Technology, 6.75%, 11/1/29  290,000 307
MidAmerican Energy, 5.85%, 9/15/54  165,000 174
Morgan Stanley, VR, 2.699%, 1/22/31 (10) 95,000 82
Morgan Stanley, VR, 5.123%, 2/1/29 (10) 1,095,000 1,090
Morgan Stanley, VR, 5.173%, 1/16/30 (10) 385,000 383
MPLX, 4.125%, 3/1/27  85,000 82
Mylan, 4.55%, 4/15/28  170,000 164

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Netflix, 4.625%, 5/15/29 (EUR)  655,000 740
NextEra Energy Capital Holdings, 2.44%, 1/15/32  390,000 317
NextEra Energy Capital Holdings, 5.25%, 2/28/53  180,000 168
NextEra Energy Capital Holdings, 5.749%, 9/1/25  280,000 281
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 235,000 227
NiSource, 3.49%, 5/15/27  90,000 85
NiSource, 5.25%, 3/30/28  85,000 85
Nissan Motor Acceptance, 1.85%, 9/16/26 (1) 165,000 149
NRG Energy, 4.45%, 6/15/29 (1) 195,000 180
Occidental Petroleum, 6.125%, 1/1/31  349,000 358
Occidental Petroleum, 6.375%, 9/1/28  115,000 119
Occidental Petroleum, 6.625%, 9/1/30  75,000 79
Occidental Petroleum, 7.50%, 5/1/31  315,000 348
Occidental Petroleum, 8.875%, 7/15/30  960,000 1,106
ONEOK, 5.65%, 11/1/28  80,000 81
ONEOK, 5.80%, 11/1/30  240,000 245
ONEOK, 6.05%, 9/1/33  235,000 242
Oracle, 4.90%, 2/6/33  420,000 405
O'Reilly Automotive, 5.75%, 11/20/26  125,000 127
Ovintiv , 5.65%, 5/15/28  165,000 166
Pacific Gas & Electric, 2.10%, 8/1/27  156,000 140
Pacific Gas & Electric, 2.50%, 2/1/31  445,000 365
Pacific Gas & Electric, 4.55%, 7/1/30  490,000 461
Pacific Gas & Electric, 5.80%, 5/15/34  325,000 324
Pacific Gas & Electric, 5.90%, 6/15/32  150,000 151
Pacific Gas & Electric, 6.70%, 4/1/53  145,000 156
Pacific Gas & Electric, 6.75%, 1/15/53  330,000 354
Pacific Gas & Electric, 6.95%, 3/15/34  235,000 254
PacifiCorp, 5.30%, 2/15/31  350,000 345
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 935,000 970
Pfizer Investment Enterprises, 4.75%, 5/19/33  280,000 272
Pfizer Investment Enterprises, 5.30%, 5/19/53  275,000 269
Pfizer Investment Enterprises, 5.34%, 5/19/63  420,000 405
Philip Morris International, 5.125%, 2/15/30  285,000 284
Pioneer Natural Resources, 5.10%, 3/29/26  145,000 145
PNC Financial Services Group, VR, 5.30%, 1/21/28 (10) 125,000 125
PNC Financial Services Group, VR, 6.615%, 10/20/27 (10) 85,000 87
Public Service Enterprise Group, 5.875%, 10/15/28  85,000 87
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 200,000 203
Raizen Fuels Finance, 6.95%, 3/5/54 (1) 200,000 204
Revvity , 1.90%, 9/15/28  350,000 303
Revvity , 2.25%, 9/15/31  190,000 154
Revvity , 3.30%, 9/15/29  215,000 194
Reynolds American, 4.45%, 6/12/25  99,000 97
Rogers Communications, 3.20%, 3/15/27  260,000 245
Rogers Communications, 3.80%, 3/15/32  275,000 245

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rogers Communications, 4.35%, 5/1/49  35,000 28
Rogers Communications, 4.55%, 3/15/52  1,115,000 919
Rogers Communications, 5.00%, 2/15/29  610,000 604
Rogers Communications, 5.30%, 2/15/34  525,000 515
Ross Stores, 1.875%, 4/15/31  480,000 389
Sabine Pass Liquefaction, 4.20%, 3/15/28  90,000 87
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (10) 1,205,000 1,131
Sartorius Finance, 4.875%, 9/14/35 (EUR)  400,000 455
SBA Tower Trust, 1.84%, 4/15/27 (1) 560,000 499
SBA Tower Trust, 2.328%, 1/15/28 (1) 150,000 132
SBA Tower Trust, 2.593%, 10/15/31 (1) 455,000 357
Sempra, 3.40%, 2/1/28  85,000 80
Sempra, 3.70%, 4/1/29  135,000 126
Societe Generale , VR, 5.519%, 1/19/28 (1)(10) 860,000 850
Societe Generale , VR, 5.634%, 1/19/30 (1)(10) 420,000 414
Solventum , 5.40%, 3/1/29 (1) 400,000 400
Solventum , 5.60%, 3/23/34 (1) 1,060,000 1,053
Solventum , 5.90%, 4/30/54 (1) 425,000 420
Solventum , 6.00%, 5/15/64 (1) 425,000 415
Southern, 5.20%, 6/15/33  665,000 656
Southern, 5.70%, 3/15/34  515,000 525
Southern California Edison, 5.70%, 3/1/53  225,000 224
Southern California Edison, Series D, 4.70%, 6/1/27  315,000 310
Sprint Capital, 6.875%, 11/15/28  540,000 576
Sprint Capital, 8.75%, 3/15/32  395,000 477
Standard Chartered, VR, 1.456%, 1/14/27 (1)(10) 275,000 253
Standard Chartered, VR, 2.819%, 1/30/26 (1)(10) 200,000 194
Standard Chartered, VR, 3.971%, 3/30/26 (1)(10) 870,000 848
Stanley Black & Decker, 2.75%, 11/15/50  126,000 73
Sutter Health, 5.164%, 8/15/33  135,000 136
T-Mobile USA, 5.75%, 1/15/54  915,000 927
T-Mobile USA, 6.00%, 6/15/54  175,000 184
Targa Resources, 6.15%, 3/1/29  159,000 163
Targa Resources Partners, 5.00%, 1/15/28  85,000 83
Targa Resources Partners, 5.50%, 3/1/30  600,000 594
Targa Resources Partners, 6.875%, 1/15/29  101,000 104
Thermo Fisher Scientific, 5.20%, 1/31/34  190,000 193
Toronto-Dominion Bank, 5.523%, 7/17/28  85,000 86
U.S. Bancorp, VR, 5.384%, 1/23/30 (10) 170,000 169
U.S. Bancorp, VR, 5.678%, 1/23/35 (10) 280,000 279
UBS Group, VR, 5.959%, 1/12/34 (1)(10) 415,000 419
UBS Group, VR, 6.301%, 9/22/34 (1)(10) 305,000 316
UBS Group, VR, 6.537%, 8/12/33 (1)(10) 840,000 873
UBS Group, VR, 9.25% (1)(10)(12) 200,000 213
UnitedHealth Group, 4.50%, 4/15/33  420,000 404
UnitedHealth Group, 5.05%, 4/15/53  377,000 361

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UnitedHealth Group, 5.875%, 2/15/53  370,000 398
Utah Acquisition Sub, 3.95%, 6/15/26  1,136,000 1,097
Utah Acquisition Sub, 5.25%, 6/15/46  40,000 33
VF, 2.95%, 4/23/30  290,000 238
Viatris , 3.85%, 6/22/40  381,000 282
Viatris , 4.00%, 6/22/50  210,000 143
Vistra Operations, 5.125%, 5/13/25 (1) 179,000 177
Vistra Operations, 6.95%, 10/15/33 (1) 175,000 182
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 490,000 465
Walt Disney, 3.60%, 1/13/51  230,000 174
Warnermedia Holdings, 3.755%, 3/15/27  608,000 576
Wells Fargo, 4.30%, 7/22/27  226,000 219
Wells Fargo, VR, 2.393%, 6/2/28 (10) 2,740,000 2,499
Wells Fargo, VR, 2.572%, 2/11/31 (10) 2,683,000 2,293
Wells Fargo, VR, 5.198%, 1/23/30 (10) 505,000 501
Western Midstream Operating, 4.50%, 3/1/28  85,000 81
Western Midstream Operating, 6.35%, 1/15/29  80,000 83
Westlake, 1.625%, 7/17/29 (EUR)  525,000 499
Williams, 3.75%, 6/15/27  1,090,000 1,048
Xcel Energy, 3.40%, 6/1/30  475,000 423
Total Corporate Bonds (Cost $119,606) 115,349
EQUITY MUTUAL FUNDS 10.4%
T. Rowe Price Institutional Emerging Markets Equity Fund (3) 1,779,165 56,400
T. Rowe Price Multi-Strategy Total Return Fund - I Class (3) 11,181,185 105,886
T. Rowe Price Real Assets Fund - I Class (3) 3,878,516 52,282
Total Equity Mutual Funds (Cost $213,963) 214,568
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.3%
Gaci First Investment, 4.875%, 2/14/35  430,000 407
Gaci First Investment, 5.125%, 2/14/53  715,000 614
Kingdom of Saudi Arabia, 4.75%, 1/16/30 (1) 200,000 197
Kingdom of Saudi Arabia, 5.75%, 1/16/54 (1) 310,000 301
Petroleos Mexicanos , 6.50%, 3/13/27  1,080,000 1,005
Republic of Bulgaria, 4.375%, 5/13/31 (EUR)  306,000 345
Republic of Bulgaria, 4.875%, 5/13/36 (EUR) (7) 349,000 403
Republic of Chile, 3.625%, 8/1/27  350,000 330
Republic of Chile, 6.30%, 9/8/53  345,000 335
Republic of Chile, 6.30%, 9/8/53 (1) 200,000 194
Republic of Chile, 6.44%, 1/26/36 (1) 240,000 244
Republic of Panama, 7.50%, 3/1/31  300,000 308
Republic of Romania, 5.875%, 1/30/29 (1) 460,000 457
United Mexican States, 5.00%, 5/7/29  425,000 419

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
United Mexican States, 6.00%, 5/7/36  400,000 399
Total Foreign Government Obligations & Municipalities (Cost
$5,899) 5,958
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.6%
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO, STEP,
2.881%, 12/25/66 (1) 264,602 236
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, ARM, 1M
TSFR + 1.297%, 6.615%, 9/15/32 (1) 235,000 233
Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class
A20, CMO, ARM, 2.50%, 10/25/51 (1) 485,066 380
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.592%, 11/15/34 (1) 235,000 37
BFLD, Series 2019-DPLO, Class C, ARM, 1M TSFR + 1.654%,
6.972%, 10/15/34 (1) 750,000 748
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 229,237 196
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B,
ARM, 1M TSFR + 3.141%, 8.458%, 6/15/27 (1) 625,000 627
BX Trust, Series 2021-ARIA, Class B, ARM, 1M TSFR + 1.411%,
6.729%, 10/15/36 (1) 410,000 403
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51 (1) 481,640 377
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 195,256 159
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65 (1) 46,226 44
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  274,363 267
Connecticut Avenue Securities, Series 2017-C06, Class 1M2B,
CMO, ARM, SOFR30A + 2.764%, 8.086%, 2/25/30  179,295 180
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, SOFR30A + 1.114%, 6.436%, 2/25/30  46,621 47
DBCG Mortgage Trust, Series 2017-BBG, Class A, ARM, PRIME +
0.00%, 8.50%, 6/15/34 (1) 360,000 360
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.072%,
9/15/45 (1) 510,000 318
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A,
ARM, 3.555%, 9/10/35 (1) 205,000 191
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M TSFR + 0.964%, 6.00%, 3/25/50 (1) 142,647 134
FWD Securitization Trust, Series 2020-INV1, Class A3, CMO, ARM,
2.44%, 1/25/50 (1) 102,818 94
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 30,957 27

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58 (1) 23,728 22
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, 1M TSFR +
1.348%, 6.666%, 12/15/36 (1) 263,000 263
Great Wolf Trust, Series 2019-WOLF, Class B, ARM, 1M TSFR +
1.648%, 6.966%, 12/15/36 (1) 90,000 90
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M TSFR +
1.947%, 7.265%, 12/15/36 (1) 425,000 424
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 5.133%, 7/25/44 (1) 5,136 5
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.925%, 10/25/50 (1) 215,545 180
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
CMO, ARM, 2.50%, 11/25/51 (1) 363,709 285
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
CMO, ARM, 2.50%, 2/25/52 (1) 376,158 294
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO,
ARM, 1.073%, 9/25/56 (1) 162,535 132
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 190,000 172
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 80,893 72
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 93,666 83
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM,
3.572%, 12/25/50 (1) 289,607 244
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 80,164 70
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 5,762 6
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 13,480 13
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO,
ARM, 3.255%, 6/25/50 (1) 301,620 252
MFA Trust, Series 2022-INV2, Class A1, CMO, STEP, 4.95%,
7/25/57 (1) 422,599 417
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-
NQM1, Class A2, CMO, STEP, 7.53%, 9/25/68 (1) 145,155 148
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A4,
CMO, ARM, 2.50%, 9/25/51 (1) 290,303 230
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 208,101 184
OBX Trust, Series 2023-NQM9, Class A2, CMO, STEP, 7.513%,
10/25/63 (1) 95,303 97
SCG Mortgage Trust, Series 2023-NASH, Class A, ARM, 1M TSFR
+ 2.391%, 7.708%, 12/15/40 (1) 575,000 578

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.436%, 4/25/43  150,798 140
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.779%, 8/25/47 (1) 225,745 204
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 46,081 42
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 3/25/48 (1) 10,188 9
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 33,228 31
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 7,604 7
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M2, CMO, ARM, SOFR30A + 2.30%, 7.622%, 8/25/33 (1) 206,029 210
Structured Agency Credit Risk Debt Notes, Series 2023-HQA3,
Class A1, CMO, ARM, SOFR30A + 1.85%, 7.172%, 11/25/43 (1) 572 1
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, CMO,
ARM, 1M TSFR + 1.114%, 6.435%, 10/25/59 (1) 216,735 218
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO, ARM,
2.50%, 9/25/51 (1) 378,279 296
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60 (1) 100,000 96
Verus Securitization Trust, Series 2021-5, Class A2, CMO, ARM,
1.218%, 9/25/66 (1) 215,176 179
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  1,335,000 1,221
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class
C, ARM, 1M TSFR + 1.914%, 7.232%, 2/15/40 (1) 264,000 257
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 102,474 78
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$13,859) 12,308
PREFERRED STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Automobiles 0.0%
Dr. Ing . h.c . F. Porsche (EUR)  10,809 1,011
Total Consumer Discretionary 1,011
Total Preferred Stocks (Cost $918) 1,011
PRIVATE INVESTMENT COMPANIES 5.7%
Blackstone Partners Offshore Fund (5)(8) 49,191 117,924
Total Private Investment Companies (Cost $76,505) 117,924

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 5.3%
U.S. Government Agency Obligations 4.0%
Federal Home Loan Mortgage
2.50%, 4/1/30  118,147 111
3.00%, 12/1/42 - 4/1/47  464,043 412
3.50%, 8/1/42 - 3/1/44  413,944 378
4.00%, 8/1/40 - 9/1/45  320,531 302
4.50%, 6/1/39 - 10/1/41  246,054 240
5.00%, 7/1/25 - 8/1/40  170,468 170
5.50%, 10/1/38  53,731 55
6.00%, 10/1/32 - 8/1/38  48,217 50
6.50%, 9/1/32 - 9/1/34  15,001 15
7.00%, 4/1/32 - 6/1/32  1,947 2
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 6.34%, 10/1/36  1,117 1
RFUCCT1Y + 1.725%, 5.975%, 7/1/35  709 1
RFUCCT1Y + 1.785%, 6.035%, 2/1/37  507 —
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  5,566 6
RFUCCT1Y + 1.917%, 6.292%, 2/1/37  4,918 5
RFUCCT1Y + 1.93%, 6.187%, 12/1/36  4,266 4
RFUCCT1Y + 2.031%, 6.276%, 11/1/36  7,016 7
RFUCCT1Y + 2.162%, 6.558%, 2/1/37  5,210 5
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  222,121 43
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36 - 4/1/37  538,808 466
2.00%, 8/1/36 - 5/1/52  5,858,938 4,680
2.50%, 3/1/42 - 5/1/52  6,214,905 5,150
3.00%, 5/1/31 - 6/1/52  2,228,010 1,966
3.50%, 6/1/35 - 11/1/50  1,506,119 1,372
4.00%, 8/1/37 - 2/1/50  840,899 795
4.50%, 5/1/50 - 11/1/52  1,586,549 1,502
5.00%, 10/1/52 - 5/1/53  217,375 211
5.50%, 8/1/53  958,203 950
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  86,934 77
3.50%, 6/1/42 - 5/1/46  680,194 619
4.00%, 11/1/40  171,453 164
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.87%,
6.12%, 8/1/36  6,586 7
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  1,019 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  1,835,070 1,550
2.00%, 5/1/36 - 5/1/52  23,383,190 18,904
2.50%, 8/1/30 - 9/1/52  13,564,766 11,423

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
3.00%, 1/1/27 - 4/1/52  9,114,274 8,058
3.50%, 2/1/35 - 1/1/52  4,716,557 4,304
4.00%, 7/1/35 - 8/1/52  4,119,045 3,861
4.50%, 7/1/39 - 8/1/52  2,550,459 2,453
5.00%, 3/1/34 - 9/1/53  2,705,189 2,646
5.50%, 12/1/34 - 10/1/53  2,047,756 2,037
6.00%, 3/1/33 - 1/1/54  3,418,333 3,463
6.50%, 7/1/32 - 11/1/53  765,782 784
7.00%, 1/1/31 - 7/1/32  1,858 2
UMBS, TBA (13)
2.50%, 3/1/54  700,000 575
3.50%, 3/1/54  650,000 578
5.00%, 3/1/54  855,000 829
5.50%, 3/1/54  295,000 292
6.00%, 3/1/54  155,000 156
6.50%, 3/1/54  995,000 1,012
82,693
U.S. Government Obligations 1.3%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  286,747 246
2.00%, 1/20/51 - 3/20/52  5,825,146 4,743
2.50%, 8/20/50 - 3/20/52  5,381,839 4,558
3.00%, 7/15/43 - 6/20/52  4,804,844 4,230
3.50%, 8/20/42 - 7/20/52  3,004,048 2,749
4.00%, 2/20/41 - 10/20/52  2,948,455 2,764
4.50%, 11/20/39 - 4/20/53  2,263,245 2,181
5.00%, 7/20/39 - 6/20/49  976,865 972
5.50%, 1/20/36 - 3/20/49  504,614 513
6.00%, 4/15/36 - 12/20/38  21,099 22
7.00%, 2/20/27  1,109 1
7.50%, 12/15/25 - 6/15/32  3,909 4
8.00%, 10/20/25  50 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  58,858 53
3.50%, 10/20/50  250,000 207
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  48,262 7
4.00%, 2/20/43  31,374 3
Government National Mortgage Assn., TBA (13)
5.00%, 3/20/54  875,000 855
5.50%, 3/20/54  1,920,000 1,907
6.00%, 3/20/54  875,000 879

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
6.50%, 3/20/54  485,000 492
27,386
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $119,013) 110,079
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 6.3%
U.S. Treasury Obligations 6.3%
U.S. Treasury Bonds, 3.375%, 8/15/42  11,735,000 10,033
U.S. Treasury Bonds, 3.625%, 2/15/53  8,105,000 7,088
U.S. Treasury Bonds, 3.625%, 5/15/53  501,800 439
U.S. Treasury Bonds, 3.875%, 2/15/43  4,330,000 3,966
U.S. Treasury Bonds, 4.00%, 11/15/42  8,295,000 7,744
U.S. Treasury Bonds, 4.125%, 8/15/53  7,405,000 7,094
U.S. Treasury Bonds, 4.375%, 8/15/43  285,000 279
U.S. Treasury Bonds, 4.75%, 11/15/53 (14)(15) 4,645,000 4,945
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  16,171,716 15,484
U.S. Treasury Notes, 0.625%, 12/31/27  3,490,000 3,036
U.S. Treasury Notes, 0.625%, 8/15/30  6,030,000 4,800
U.S. Treasury Notes, 1.50%, 1/31/27 (15) 9,295,000 8,556
U.S. Treasury Notes, 3.25%, 6/30/27  1,520,000 1,467
U.S. Treasury Notes, 3.875%, 11/30/27  4,545,000 4,470
U.S. Treasury Notes, 3.875%, 11/30/29  1,080,000 1,058
U.S. Treasury Notes, 4.125%, 6/15/26  2,675,000 2,650
U.S. Treasury Notes, 4.125%, 9/30/27  2,575,000 2,554
U.S. Treasury Notes, 4.125%, 10/31/27  415,000 412
U.S. Treasury Notes, 4.50%, 7/15/26  7,915,000 7,909
U.S. Treasury Notes, 4.50%, 11/15/33  3,575,000 3,643
U.S. Treasury Notes, 4.625%, 9/15/26  19,008,100 19,062
U.S. Treasury Notes, 4.625%, 10/15/26  11,890,000 11,929
U.S. Treasury Notes, 8/31/30  2,775,000 2,750
131,368
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $134,075) 131,368
SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 3.9%
T. Rowe Price Treasury Reserve Fund, 5.38% (3)(16) 81,133,724 81,134
Total Short-Term Investments (Cost $81,134) 81,134

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.39% (3)(16) 3,340,210 3,340
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 3,340
Total Securities Lending Collateral (Cost $3,340) 3,340
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 3/22/24 @
$109.50 (5) 291 3,213,731 114
Total Exchange-Traded Options Purchased (Cost $128) 114
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year Interest
Rate Swap, 8/12/54
Pay Fixed 3.80%
Annually, Receive
Variable 5.32% (SOFR)
Annually, 8/8/24 @
3.80% (5) 1 2,910 80
Barclays Bank
30 Year Interest
Rate Swap, 8/13/54
Pay Fixed 3.80%
Annually, Receive
Variable 5.32% (SOFR)
Annually, 8/9/24 @
3.80% (5) 1 5,131 142

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Credit Default
Swap Protection
Bought (Relevant
Credit: Markit CDX.
NA.HY-S41, 5 Year
Index, 12/20/28),
Pay 5.00% Quarterly,
Receive upon credit
default, 3/20/24 @
1.03%* (5) 1 7,019 3
Goldman Sachs
30 Year Interest
Rate Swap, 8/13/54
Pay Fixed 3.80%
Annually, Receive
Variable 5.32% (SOFR)
Annually, 8/9/24 @
3.80% (5) 1 2,566 71
JPMorgan Chase
Credit Default
Swap Protection
Bought (Relevant
Credit: Markit CDX.
NA.HY-S41, 5 Year
Index, 12/20/28),
Pay 5.00% Quarterly,
Receive upon credit
default, 3/20/24 @
1.04%* (5) 1 13,666 3
Morgan Stanley
30 Year Interest
Rate Swap, 8/12/54
Pay Fixed 3.80%
Annually, Receive
Variable 5.32% (SOFR)
Annually, 8/8/24 @
3.80% (5) 1 2,566 71

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
30 Year Interest
Rate Swap, 8/13/54
Pay Fixed 3.80%
Annually, Receive
Variable 5.32% (SOFR)
Annually, 8/9/24 @
3.80% (5) 1 5,132 142
Total OTC Options Purchased (Cost $623) 512
Total Options Purchased (Cost $751) 626
Total Investments in Securities 100.7%
(Cost $1,814,217) $ 2,086,193
Other Assets Less Liabilities (0.7)% (15,353)
Net Assets 100.0% $ 2,070,840
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$53,744 and represents 2.6% of net assets.
(2) All or a portion of this loan is unsettled as of February 29, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Non-income producing
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$2,535 and represents 0.1% of net assets.
(7) All or a portion of this security is on loan at February 29, 2024.
(8) Level 3 in fair value hierarchy.
(9) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(12) Perpetual security with no stated maturity date.

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
(13) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $7,575 and represents 0.4% of net assets.
(14) All or a portion of this security is pledged to cover or as collateral for written call options at February 29, 2024.
(15) At February 29, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(16) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PRIME Prime rate
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.32% (SOFR) Annually,
8/8/24 @ 4.20% 1 23,361 (133)
Morgan Stanley
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.32% (SOFR) Annually,
8/8/24 @ 4.20% 1 21,271 (121)
Barclays Bank
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.32% (SOFR) Annually,
8/9/24 @ 4.20% 1 41,396 (236)
Goldman Sachs
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.32% (SOFR) Annually,
8/9/24 @ 4.20% 1 20,379 (116)
Morgan Stanley
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.32% (SOFR) Annually,
8/9/24 @ 4.20% 1 41,396 (236)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Call,
4/19/24 @ $77.00 1,207 9,054 (75)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Put,
4/19/24 @ $77.00 2,070 15,527 (114)
Morgan Stanley
S&P 500 Index, Call,
4/19/24 @ $5,125.00 124 63,194 (1,000)
Total Options Written (Premiums $(1,694)) $ (2,031)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 8,459 129 221 (92)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S16, 40 year Index), Pay 0.50%
Monthly, Receive upon credit default,
4/17/65 462 8 13 (5)
Total Bilateral Credit Default Swaps, Protection
Bought 234 (97)
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) * 113 1 1 —
Total Bilateral Credit Default Swaps, Protection Sold 1 —
Total Bilateral Swaps 235 (97)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 716 (3) (3) —
Protection Sold (Relevant Credit: Markit
CDX.EM.IG-S40, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 4,144 66 60 6
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S41, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/28 * 3,153 232 2 230

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S41, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 * 29,505 667 565 102
Protection Sold (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S40, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 (EUR) 4,860 (28) (23) (5)
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/28 * 5,848 51 9 42
Total Centrally Cleared Credit Default Swaps,
Protection Sold 375
Total Centrally Cleared Swaps 375
Net payments (receipts) of variation margin to date (345)
Variation margin receivable (payable) on centrally cleared swaps $ 30
* Credit ratings as of February 29, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $37.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 3/4/24 AUD 2,087 JPY 201,977 $ 9
Citibank 3/4/24 AUD 3,200 JPY 309,616 14
Citibank 3/4/24 JPY 915,247 AUD 9,600 (132)
Deutsche Bank 5/24/24 USD 145 EUR 134 —
Deutsche Bank 5/24/24 USD 470 EUR 435 (1)
Goldman Sachs 3/4/24 AUD 2,086 JPY 201,846 9
JPMorgan Chase 3/4/24 AUD 2,087 JPY 201,807 9
JPMorgan Chase 5/24/24 USD 132 EUR 122 —
State Street 3/4/24 AUD 140 USD 91 —
State Street 5/24/24 USD 98 EUR 90 —
State Street 5/24/24 USD 1,894 EUR 1,751 (5)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (97)

T. ROWE PRICE Spectrum Conservative Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 54 Euro BUND contracts 3/24 (7,742) $ 48
Short, 42 MSCI EAFE Index contracts 3/24 (4,805) (250)
Long, 61 S&P 500 E-Mini Index contracts 3/24 15,567 129
Long, 209 U.S. Treasury Notes five year contracts 6/24 22,343 4
Short, 159 U.S. Treasury Notes ten year contracts 6/24 (17,560) (17)
Short, 242 U.S. Treasury Notes two year contracts 6/24 (49,549) (10)
Long, 83 Ultra U.S. Treasury Bonds contracts 6/24 10,614 70
Short, 93 Ultra U.S. Treasury Notes ten year contracts 6/24 (10,618) (9)
Net payments (receipts) of variation margin to date 105
Variation margin receivable (payable) on open futures contracts $ 70

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COM PANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 4.47%  $ — $ (6,540) $ 3,532
T. Rowe Price Inflation Protected Bond Fund - I
Class, 0.58%  — — —
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.25%  (1,871) 8,131 4,609
T. Rowe Price Institutional Emerging Markets
Equity Fund  — (329) 1,049
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 8.58%  (462) 1,624 2,621
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.24%  (615) 4,797 4,933
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.19%  (283) 4,095 2,443
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 0.58%  — (2) 12
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  (120) 152 6,453
T. Rowe Price Real Assets Fund - I Class  — 1,887 1,017
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.44%  (4,933) 919 1,205
T. Rowe Price Government Reserve Fund, 5.39% — — —++
T. Rowe Price Treasury Reserve Fund, 5.38% — — 4,593
Totals $ (8,284)# $ 14,734 $ 32,467+

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
02/29/24
T. Rowe Price Dynamic Global
Bond Fund - I Class, 4.47%  $ 118,276 $ 3,531 $ — $ 115,267
T. Rowe Price Inflation
Protected Bond Fund - I Class,
0.58%  8 — — 8
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.25%  105,353 4,607 6,871 111,220
T. Rowe Price Institutional
Emerging Markets Equity Fund  55,680 1,049 — 56,400
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 8.58%  43,360 2,870 8,972 38,882
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
7.24%  94,487 4,932 4,115 100,101
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.19%  110,636 2,442 1,983 115,190
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 0.58%  77 4,402 — 4,477
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  100,401 6,453 1,120 105,886
T. Rowe Price Real Assets Fund
- I Class  36,232 14,163 — 52,282
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
4.44%  48,720 1,929 11,932 39,636
T. Rowe Price Government
Reserve Fund, 5.39% 1,783  ¤  ¤ 3,340
T. Rowe Price Treasury Reserve
Fund, 5.38% 136,089  ¤  ¤ 81,134
Total $ 823,823^

T. ROWE PRICE Spectrum Conservative Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $32,467 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $904,219.

T. ROWE PRICE Spectrum Conservative Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Conservative Allocation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Spectrum Conservative Allocation Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing

T. ROWE PRICE Spectrum Conservative Allocation Fund

services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 401,632 $ — $ 401,632
Bond Mutual Funds 524,781 — — 524,781
Common Stocks 567,909 170,741 593 739,243
Convertible Preferred Stocks — — 1,934 1,934
Equity Mutual Funds 214,568 — — 214,568
Preferred Stocks — 1,011 — 1,011
Private Investment Companies — — 117,924 117,924
Short-Term Investments 81,134 — — 81,134
Securities Lending Collateral 3,340 — — 3,340
Options Purchased 114 512 — 626
Total Securities 1,391,846 573,896 120,451 2,086,193
Swaps* — 518 — 518
Forward Currency Exchange
Contracts — 41 — 41
Futures Contracts* 251 — — 251
Total $ 1,392,097 $ 574,455 $ 120,451 $ 2,087,003
Liabilities
Options Written $ — $ 2,031 $ — $ 2,031
Swaps* — 5 — 5
Forward Currency Exchange
Contracts — 138 — 138
Futures Contracts* 286 — — 286
Total $ 286 $ 2,174 $ — $ 2,460

T. ROWE PRICE Spectrum Conservative Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 29, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at February 29, 2024, totaled $2,953,000 for the period ended
February 29, 2024.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/23
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
2/29/24
Investment in Securities
Common Stocks $ 1,299 $ (4) $ 273 $ (975) $ 593
Convertible Bonds 6 (6) — — —
Convertible Preferred Stocks 2,924 (660) 30 (360) 1,934
Private Investment Companies 127,752 9,172 — (19,000) 117,924
Total $ 131,981 $ 8,502 $ 303 $ (20,335) $ 120,451
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 593 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Relative value —# —# —#
Enterprise
value to sales
multiple
1.7x
– 11.5x
5.6x Increase
Sales growth
rate
5%
– 55%
19% Increase
Enterprise
value to gross
profit multiple
4.7x
–15.3x
9.2x Increase
Gross profit
growth rate
24%
- 25%
24% Increase
Price to
tangible book
value multiple
1.4x
– 2.7x
1.7x Increase
Tangible book
value growth
rate
3% - 7% 6% Increase
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 5% 5% Increase
Volatility 35%
- 41%
35% Increase
Convertible
Preferred
Stocks
$ 1,934 Recent
comparable
transaction
price(s)
—# —# —# —#
Conversion
ratio
—# —# —#
Market
comparable
Premium for
liquidation
preference
—# —# —#

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Probability
for potential
outcome
25%
- 50%
33% Increase
Enterprise
value to sales
multiple
1.0x
– 11.9x
5.9x Increase
Sales growth
rate
5%
- 129%
32% Increase
Projected
enterprise
value to sales
multiple
3.6x
- 17.6x
9.9x Increase
Projected
enterprise
value to gross
profit multiple
6.8x
- 8.4x
7.6x Increase
Enterprise
value to gross
profit multiple
1.5x
– 18.3x
9.0x Increase
Gross profit
growth rate
16%
- 35%
24% Increase
Price to
tangible book
value multiple
2.1x
– 2.7x
2.4x Increase
Tangible book
value growth
rate
3% - 7% 5% Increase
Rate of return 40% 40% Decrease
Discount rate
for cost of
capital
15%
- 25%
19% Decrease
Discount for
uncertainty
80%
- 100%
82% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Spectrum Conservative Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Private
Investment
Companies
$ 117,924 Rollforward of
Investee NAV
Estimated
return
1.23% 1.23% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F101-054Q3 02/24